                                                 Dresdner RCM
                                                 Capital Funds
                                  JUNE 30, 1999  Semi-Annual Report

                                                                       [LOGO]

August 20, 1999

Dear Shareholders:

        We are pleased to present the Dresdner RCM Capital Funds' (the "Funds" or "Fund") Semi-annual Shareholder Report for the six months ended June 30, 1999. On the following pages, you will find discussions from the individual Fund managers providing a range of valuable information from a review of market conditions to portfolio managers' current strategy and outlook.

        This year, so far, has seen a return to relative calm in financial markets around the world as the Asian economic crisis of 1997-1998 faded from view. The US economy was stronger than expected, and the stock market performed very well, with the Dow Jones Industrial Average leaping over the 10,000 and 11,000 barriers. Japan's markets were surprisingly robust, particularly concerning smaller cap stocks. In contrast, Europe was disappointing as its new currency, the euro, weakened significantly after being launched on January 1, 1999. Emerging markets in Asia, Latin America and Eastern Europe, though very volatile, recaptured most of the losses experienced in 1998.

        Amidst the activity in the markets, Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager to the Funds, continues to focus on a bottom-up analysis of company fundamentals combined with a careful assessment of projected earnings growth. In identifying possible investments, Dresdner RCM draws on the expertise of nearly 180 investment professionals. Dresdner RCM uncovers and confirms market place demand for key products and services, as well as anticipates new industry and market trends through Grassroots-SM- Research. Dresdner RCM believes that Grassroots-SM- Research is a valuable adjunct to its traditional research efforts; it provides a "second look" at companies and checks assumptions concerning market demands for particular products and services. A seasoned team of economists supplements these reports with macroeconomic assessments of regional and global trends.

        We would like to take this opportunity to once again assure Shareholders that Dresdner RCM has committed considerable effort and resources to avoid difficulties related to Y2K through technological upgrades as well as ensuring that critical vendor systems are also Y2K compliant. In addition, Dresdner RCM reviews and takes into consideration in its investment decision making process, the Y2K preparedness of the companies in which it invests. However, Dresdner RCM recognizes that Y2K problems could adversely affect some companies, therefore investment returns may be temporarily impacted.

        Thank you for your continued confidence in the Dresdner RCM Capital Funds. We believe that our strong commitment to value and performance, built on a rigorous company-by-company selection approach, has served our Shareholders well and will continue to do so. If you have any questions about the material in this report, or would like more information on a specific Fund, please call us at 1-800-726-7240.

                                          Sincerely,

                                                       [SIGNATURE]
                                          DeWitt F. Bowman
                                          Chairman
                                          Dresdner RCM Capital Funds, Inc.

 Dresdner RCM Growth Equity Fund
Management's Performance Review

        Despite the shift in investor preference from growth to value in the second quarter, superior stock selection and industry allocations was a major reason that the Dresdner RCM Growth Equity Fund outperformed the broad market as well as its benchmark during the first half of 1999. For the six months ended June 30, 1999, the Dresdner RCM Growth Equity Fund returned of 16.54% while the Fund's benchmark, the Russell Midcap Index, returned 10.33%.

MARKET REVIEW

        The first quarter of 1999 witnessed large cap stocks outperforming mid and small caps, and growth stocks outperforming value stocks. Investors shifted focus in April as the strength of the underlying economy led to the outperformance of the more economically sensitive sectors of the equity market. The April rally coincided with a two-month market preference for cyclical industries and value stocks. This trend reversed in June with the market's digestion of the Federal Reserve's modest interest rate hike and subsequent return to a neutral bias. Investors were heartened and optimistic that this Fed action and benign interest rate environment would be accommodative of continuing robust economic growth. These dynamics led to an improvement in the relative strength of the mid cap sector relative to large caps during the quarter. Indeed, the Russell Midcap Index outperformed the S&P 500 Index 3.8% during the second quarter.

        Dominating the strong mid cap performance during the period was the technology sector. Infrastructure spending and continued strong semiconductor orders drove mid caps to strong absolute and relative performance, compared to other asset classes. One outperforming sector in the Index was utilities, dominated by telecommunication services. The fast pace of technology is creating demand for increased bandwidth and services access, wireline and wireless. This trend remained strong through the period, and drove utilities higher and generated consolidation activity in the sector.

FACTORS AFFECTING PERFORMANCE

        The Growth Equity Fund substantially outperformed the Russell Midcap Index during the six month period ended June 30, 1999. Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager of the Fund, instituted an overweight position in the telecommunication equipment and electronics industries, relative to the Index. This strategy was the prominent factor for the Fund's outperformance. Heavy capital investments by the network providers during the first six months of 1999 led to significant performance for the Fund's holdings in Qualcomm, Exodus Communications, and JDS Uniphase. Meanwhile, companies such as STMicroelectronics and Xilinx benefited from continuing strength in the semiconductor industry.

        In addition, the Fund's holdings in Nextel Communications, Western Wireless, Global Telesystems Corporation, and Winstar Communications were all beneficiaries of strong unit growth of wireless telephones.

        Dresdner RCM's stock selection process led to the overweighting of securities in a broad range of industries. In particular, its bottom-up stock selection resulted in the investment in several companies that became takeover targets during the first half of 1999. This flow of events also contributed substantially to the Fund's strong performance. The holdings, encompassing a broad range of industries included ALZA Corporation, Ascend Corporation, Genentech, Honeywell, and Frontier Corporation.

        Although the Fund outperformed its benchmark, it was negatively affected by exposure to Nordstrom Incorporated, Forest Laboratories, and Omnicare, Inc. as company-specific shortfalls impacted performance.

OUTLOOK

        Dresdner RCM remains committed to their intensive bottom-up, research-driven decision making process that has historically produced superior returns for shareholders. Specifically, Dresdner RCM remains committed to their investments in the core growth sectors with large overweight positions in the technology, telecommunications, and consumer discretionary sectors. Dresdner RCM continues to focus on the Internet as an investment theme, generally with related investments in telecommunication equipment and services as Dresdner RCM's valuation disciplines have resulted in reductions in the more traditional destination site and Internet portal companies. Additionally, Dresdner RCM continues to build Fund weightings in the energy sector based on the improving supply and demand characteristics for the oil and natural gas markets, while the health care exposure has been reduced based on Dresdner RCM's unenthusiastic outlook for the group. Finally, Dresdner RCM believes the current interest rate environment creates a favorable backdrop for growth stock investing in the second half of the year, and is positioning the Fund appropriately to take advantage of this favorable environment.

 Dresdner RCM Growth Equity Fund
Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FUND     RUSSELL MIDCAP INDEX (A)
12/79         $10,719                   $11,158
1/80          $11,210                   $11,777
2/80          $10,792                   $11,516
3/80           $9,599                    $9,996
4/80          $10,028                   $10,641
5/80          $10,856                   $11,467
6/80          $11,315                   $12,024
7/80          $12,980                   $13,034
8/80          $13,656                   $13,375
9/80          $14,396                   $13,821
10/80         $14,878                   $13,966
11/80         $15,935                   $15,074
12/80         $15,665                   $14,784
1/81          $15,304                   $14,439
2/81          $15,725                   $14,694
3/81          $17,588                   $15,843
4/81          $18,134                   $15,918
5/81          $19,279                   $16,306
6/81          $18,560                   $16,008
7/81          $18,247                   $15,809
8/81          $17,371                   $14,908
9/81          $16,587                   $13,951
10/81         $18,157                   $14,914
11/81         $18,503                   $15,518
12/81         $18,211                   $15,139
1/82          $17,929                   $14,583
2/82          $17,527                   $13,964
3/82          $17,476                   $13,825
4/82          $18,682                   $14,486
5/82          $18,511                   $13,970
6/82          $18,441                   $13,595
7/82          $18,512                   $13,274
8/82          $20,047                   $14,871
9/82          $20,666                   $15,293
10/82         $23,233                   $17,338
11/82         $25,235                   $18,395
12/82         $25,710                   $18,660
1/83          $27,172                   $19,319
2/83          $28,967                   $19,987
3/83          $30,108                   $20,691
4/83          $32,700                   $21,984
5/83          $34,645                   $22,903
6/83          $36,064                   $23,737
7/83          $34,391                   $22,991
8/83          $33,610                   $22,846
9/83          $34,935                   $23,486
10/83         $33,413                   $22,575
11/83         $34,930                   $23,541
12/83         $34,348                   $23,105
1/84          $32,764                   $22,449
2/84          $31,089                   $21,235
3/84          $31,709                   $21,587
4/84          $31,839                   $21,350
5/84          $30,674                   $20,146
6/84          $32,051                   $20,774
7/84          $31,196                   $20,166
8/84          $34,191                   $22,684
9/84          $33,648                   $22,791
10/84         $33,611                   $22,880
11/84         $32,993                   $22,784
12/84         $33,496                   $23,435
1/85          $37,254                   $25,659
2/85          $38,042                   $26,119
3/85          $37,399                   $25,970
4/85          $36,747                   $25,894
5/85          $39,165                   $27,365
6/85          $39,965                   $28,030
7/85          $40,928                   $27,994
8/85          $40,385                   $27,876
9/85          $38,429                   $26,510
10/85         $40,118                   $27,883
11/85         $42,578                   $29,810
12/85         $44,235                   $30,937
1/86          $45,046                   $31,633
2/86          $48,307                   $34,205
3/86          $49,783                   $36,003
4/86          $50,541                   $35,845
5/86          $52,554                   $37,701
6/86          $51,571                   $38,216
7/86          $47,374                   $35,687
8/86          $49,140                   $38,219
9/86          $45,601                   $35,511
10/86         $48,335                   $37,364
11/86         $48,946                   $37,640
12/86         $48,361                   $36,569
1/87          $54,951                   $41,072
2/87          $59,189                   $43,530
3/87          $60,968                   $43,942
4/87          $60,390                   $42,842
5/87          $62,092                   $42,989
6/87          $64,592                   $44,737
7/87          $67,740                   $46,653
8/87          $70,486                   $48,302
9/87          $68,483                   $47,379
10/87         $49,455                   $35,710
11/87         $47,006                   $33,727
12/87         $53,665                   $36,652
1/88          $53,930                   $38,355
2/88          $58,780                   $41,072
3/88          $60,415                   $41,126
4/88          $61,386                   $41,380
5/88          $60,234                   $41,283
6/88          $64,720                   $44,110
7/88          $63,335                   $43,225
8/88          $61,789                   $42,264
9/88          $64,192                   $43,702
10/88         $63,486                   $43,889
11/88         $62,127                   $42,836
12/88         $64,859                   $43,910
1/89          $68,192                   $46,537
2/89          $67,612                   $46,427
3/89          $68,994                   $47,190
4/89          $73,125                   $49,465
5/89          $77,254                   $51,695
6/89          $74,440                   $51,503
7/89          $79,915                   $55,093
8/89          $83,387                   $56,935
9/89          $83,428                   $56,413
10/89         $79,787                   $53,752
11/89         $80,873                   $54,489
12/89         $82,292                   $55,446
1/90          $75,120                   $50,999
2/90          $77,825                   $52,033
3/90          $80,029                   $53,300
4/90          $78,163                   $51,011
5/90          $86,194                   $55,632
6/90          $87,034                   $55,271
7/90          $84,425                   $53,628
8/90          $75,868                   $47,860
9/90          $71,033                   $44,312
10/90         $69,568                   $42,913
11/90         $75,112                   $47,046
12/90         $78,902                   $49,072
1/91          $85,003                   $52,398
2/91          $92,631                   $56,764
3/91          $97,028                   $59,119
4/91          $96,459                   $59,474
5/91         $101,948                   $62,298
6/91          $96,909                   $59,427
7/91         $102,335                   $62,340
8/91         $105,602                   $64,204
9/91         $105,329                   $63,830
10/91        $108,557                   $65,138
11/91        $104,724                   $62,445
12/91        $116,960                   $69,442
1/92         $119,326                   $70,748
2/92         $120,948                   $72,373
3/92         $115,847                   $70,524
4/92         $113,545                   $71,075
5/92         $114,312                   $71,534
6/92         $108,991                   $70,374
7/92         $112,618                   $73,316
8/92         $110,272                   $71,628
9/92         $113,146                   $73,113
10/92        $117,301                   $74,902
11/92        $122,190                   $78,677
12/92        $125,186                   $80,789
1/93         $125,594                   $82,405
2/93         $121,886                   $82,496
3/93         $124,822                   $85,179
4/93         $121,150                   $82,922
5/93         $126,171                   $85,555
6/93         $126,630                   $86,522
7/93         $125,543                   $86,939
8/93         $131,747                   $90,806
9/93         $134,398                   $91,153
10/93        $135,795                   $91,229
11/93        $131,931                   $89,113
12/93        $138,604                   $92,341
1/94         $143,687                   $94,889
2/94         $142,568                   $93,598
3/94         $134,622                   $89,611
4/94         $135,889                   $90,226
5/94         $134,603                   $90,349
6/94         $130,975                   $87,673
7/94         $132,730                   $90,682
8/94         $141,423                   $94,981
9/94         $140,120                   $92,660
10/94        $142,420                   $93,369
11/94        $137,052                   $89,250
12/94        $139,650                   $90,409
1/95         $140,145                   $92,266
2/95         $146,023                   $97,042
3/95         $151,805                   $99,819
4/95         $152,385                  $101,324
5/95         $155,053                  $104,654
6/95         $162,810                  $108,171
7/95         $174,821                  $113,423
8/95         $177,454                  $115,160
9/95         $183,158                  $117,762
10/95        $179,789                  $115,128
11/95        $185,416                  $120,853
12/95        $187,880                  $121,558
1/96         $190,835                  $124,137
2/96         $200,326                  $127,052
3/96         $203,882                  $128,890
4/96         $212,394                  $132,542
5/96         $215,917                  $134,544
6/96         $206,821                  $132,526
7/96         $188,917                  $124,324
8/96         $198,795                  $130,243
9/96         $211,760                  $136,676
10/96        $211,966                  $137,772
11/96        $222,461                  $146,165
12/96        $223,710                  $144,673
1/97         $229,653                  $150,085
2/97         $218,817                  $149,858
3/97         $204,835                  $143,388
4/97         $209,029                  $147,059
5/97         $236,993                  $157,788
6/97         $243,285                  $162,951
7/97         $260,762                  $176,549
8/97         $257,966                  $174,642
9/97         $275,443                  $184,614
10/97        $259,015                  $177,433
11/97        $257,966                  $181,656
12/97        $262,848                  $186,669
1/98         $259,895                  $183,160
2/98         $287,741                  $197,483
3/98         $303,773                  $206,843
4/98         $309,680                  $207,360
5/98         $291,960                  $200,953
6/98         $302,508                  $203,746
7/98         $285,210                  $194,028
8/98         $224,033                  $162,983
9/98         $233,315                  $173,528
10/98        $256,520                  $185,363
11/98        $273,396                  $194,149
12/98        $302,435                  $205,546
1/99         $309,133                  $205,196
2/99         $293,161                  $198,363
3/99         $314,801                  $204,572
4/99         $331,803                  $219,690
5/99         $328,711                  $219,053
6/99         $352,451                  $226,785

PERFORMANCE(B)
JUNE 30, 1999

                                                                                              CUMULATIVE
                                                                                   SINCE         SINCE
                      YTD(D)         1 YEAR         5 YEAR         10 YEAR       INCEPTION     INCEPTION
Average Annual
Total Return(c)         16.54%         16.51%         21.89%         16.82%         19.86%      3,424.51%

        The data above represents past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------
(a) The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.

(c) The Fund began operations on November 6, 1979.

(d) Unannualized.

 Dresdner RCM Growth Equity Fund
 Portfolio of Investments
 June 30, 1999 (Unaudited)

                                                                              % OF       MARKET VALUE
  SHARES      COUNTRY                  EQUITY INVESTMENTS                  NET ASSETS      (NOTE 1)
------------------------------------------------------------------------------------------------------
CONSUMER DURABLES SECTOR                                                        0.4%
                        CONSUMER DURABLES                                       0.4%
    143,500     US      Furniture Brands International Inc. *                            $  4,000,062
CONSUMER NON-DURABLES SECTOR                                                   17.5%
                        BEVERAGE/TOBACCO                                        1.6%
    659,500     US      Pepsi Bottling Group Inc.                                          15,209,719
                        HOUSEHOLD/RELATED NON-DURABLES                          1.5%
     80,000     US      Avon Products Inc.                                                  4,440,000
    261,500     US      Dial Corp.                                                          9,724,531
                                                                                        --------------
                                                                                           14,164,531
                                                                                        --------------
                        LEISURE TIME PRODUCTS/SERVICES                          5.1%
     26,800     US      Harley Davidson Inc.                                                1,457,250
    428,600     US      Hasbro Inc.                                                        11,974,012
    280,000     US      Host Marriott Corp.                                                 3,325,000
    298,500     US      Marriott International Inc. Class A                                11,156,438
     96,800     US      Papa John's International Inc. *                                    4,325,750
    298,500     US      Speedway Motorsports Inc. *                                        11,734,781
     86,100     US      Tricon Global Restaurants Inc. *                                    4,660,163
                                                                                        --------------
                                                                                           48,633,394
                                                                                        --------------
                        RETAIL TRADE                                            9.3%
    236,000     US      Abercrombie & Fitch Co. Class A *                                  11,328,000
    165,000     US      Bed Bath & Beyond Inc. *                                            6,352,500
    223,700     US      Circuit City Stores Inc.                                           20,804,100
    171,400     US      Costco Cos. Inc. *                                                 13,722,712
    506,000     US      Family Dollar Stores Inc.                                          12,144,000
     95,000     US      Hannaford Bros. Co.                                                 5,082,500
    264,100     US      Nordstrom Inc.                                                      8,847,350
    467,100     US      Office Depot Inc. *                                                10,305,394
                                                                                        --------------
                                                                                           88,586,556
                                                                                        --------------
CYCLICAL/CAPITAL GOODS SECTOR                                                  10.1%
                        AEROSPACE/DEFENSE                                       2.2%
     77,500     US      General Dynamics Corp.                                              5,308,750
    317,500     US      L-3 Communications Holdings Inc. *                                 15,339,219
                                                                                        --------------
                                                                                           20,647,969
                                                                                        --------------
                        BUILDING/CONSTRUCTION                                   2.0%
    316,500     US      Martin Marietta Materials Inc.                                     18,673,500
                        CHEMICALS/TEXTILES                                      3.1%
    342,500     US      Praxair Inc.                                                       16,761,094
    300,000     US      Rohm & Haas Co.                                                    12,862,500
                                                                                        --------------
                                                                                           29,623,594
                                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Growth Equity Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

                                                                              % OF       MARKET VALUE
  SHARES      COUNTRY                  EQUITY INVESTMENTS                  NET ASSETS      (NOTE 1)
------------------------------------------------------------------------------------------------------
                        ELECTRICAL EQUIPMENT                                    2.2%
     76,500     US      Honeywell Inc.                                                   $  8,864,437
    191,000     US      Rockwell International Corp.                                       11,603,250
                                                                                        --------------
                                                                                           20,467,687
                                                                                        --------------
                        INDUSTRIAL EQUIPMENT                                    0.2%
    152,000     US      MSC Industrial Direct Inc.                                          1,558,000
                        RAW/BASIC MATERIALS                                     0.4%
    179,000     US      AK Steel Holding Corp.                                              4,027,500
ENERGY SECTOR                                                                   6.3%
                        ENERGY                                                  6.3%
    493,500     US      Burlington Resources Inc.                                          21,343,875
    378,500     FR      Coflexip S.A. (ADR)                                                16,464,750
    598,000     US      Weatherford International Inc.                                     21,901,750
                                                                                        --------------
                                                                                           59,710,375
                                                                                        --------------
HEALTH CARE SECTOR                                                             10.3%
                        DRUGS AND HOSPITAL SUPPLIES                             7.6%
    510,692     US      Alza Corp. *                                                       25,981,455
    173,800     US      Bausch & Lomb Inc.                                                 13,295,700
    185,000     US      Becton, Dickinson & Co.                                             5,550,000
    111,600     US      Boston Scientific Corp. *                                           4,903,425
    230,500     US      Forest Laboratories Inc. *                                         10,660,625
     29,000     US      Sepracor Inc. *                                                     2,356,250
    158,500     US      Stryker Corp.                                                       9,529,813
                                                                                        --------------
                                                                                           72,277,268
                                                                                        --------------
                        HEALTH CARE SERVICES                                    2.7%
    298,973     US      Cardinal Health Inc.                                               19,171,643
     51,400     US      HCR Manor Care Inc. *                                               1,243,238
    211,000     US      Health Management Associates Inc. *                                 2,373,750
    171,900     US      Omnicare Inc.                                                       2,170,238
                                                                                        --------------
                                                                                           24,958,869
                                                                                        --------------
INTEREST-SENSITIVE SECTOR                                                       7.2%
                        BANKING                                                 3.8%
     60,700     US      CCB Financial Corp.                                                 3,209,513
     64,400     US      City National Corp.                                                 2,410,975
    436,900     US      Firstar Corp.                                                      12,233,200
    193,000     US      National Commerce Bancorp                                           4,221,875
    220,800     US      Zions Bancorp                                                      14,020,800
                                                                                        --------------
                                                                                           36,096,363
                                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Growth Equity Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

                                                                              % OF       MARKET VALUE
  SHARES      COUNTRY                  EQUITY INVESTMENTS                  NET ASSETS      (NOTE 1)
------------------------------------------------------------------------------------------------------
                        GENERAL FINANCE                                         2.9%
    344,800     US      Charter One Financial Inc.                                       $  9,589,750
    142,000     US      CIT Group Inc. Class A                                              4,100,250
    159,000     US      Countrywide Credit Industries Inc.                                  6,797,250
    385,100     US      Federated Investors Inc. Class B                                    6,907,731
                                                                                        --------------
                                                                                           27,394,981
                                                                                        --------------
                        INSURANCE                                               0.5%
    101,000     US      Nationwide Financial Services Inc. Class A                          4,570,250
TECHNOLOGY SECTOR                                                              27.1%
                        COMPUTERS/OFFICE EQUIPMENT                              2.9%
        258     US      Clarent Corp.                                                           3,870
    353,100     US      Electronics for Imaging Inc. *                                     18,140,512
    157,100     US      Network Appliance Inc. *                                            8,777,963
     37,400     US      Seagate Technology *                                                  958,375
                                                                                        --------------
                                                                                           27,880,720
                                                                                        --------------
                        ELECTRONICS/NEW TECHNOLOGY                             12.8%
    187,100     US      ADC Telecommunications Inc. *                                       8,524,744
    145,500     US      Altera Corp. *                                                      5,356,319
    327,000     US      Jabil Circuit Inc. *                                               14,755,875
     90,440     US      KLA Tencor Corp. *                                                  5,867,295
    105,300     US      Maxim Integrated Products Inc. *                                    7,002,450
    120,200     US      QUALCOMM Inc.                                                      17,248,700
    180,800     US      Sanmina Corp. *                                                    13,718,200
    224,000     NL      STMicroelectronics N.V. NY Registry                                15,540,000
     96,800     US      Uniphase Corp. *                                                   16,068,800
     64,500     US      Vitesse Semiconductor Corp. *                                       4,399,706
    230,000     US      Xilinx Inc.                                                        13,167,500
                                                                                        --------------
                                                                                          121,649,589
                                                                                        --------------
                        TECHNOLOGY SERVICES                                    11.4%
     12,100     US      Amazon.com Inc. *                                                   1,514,013
        148     US      Ask Jeeves, Inc.                                                        2,072
    307,300     US      BMC Software Inc. *                                                16,594,200
    128,900     US      Citrix Systems Inc. *                                               7,282,850
    196,500     US      Concord EFS, Inc. *                                                 8,314,406
     16,500     US      DoubleClick Inc. *                                                  1,513,875
     14,790     US      eBay Inc. *                                                         2,233,290
    163,500     US      Exodus Communications Inc. *                                       19,609,781
    263,100     US      I2 Technologies Inc. *                                             11,313,300
     73,800     US      Intuit *                                                            6,651,225
     51,200     US      Network Solutions Inc. *                                            4,051,200
    317,200     US      Sterling Commerce Inc. *                                           11,577,800
    326,600     US      USWeb Corp. *                                                       7,246,437
    102,500     US      VERITAS Software Co. *                                              9,731,094
                                                                                        --------------
                                                                                          107,635,543
                                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Growth Equity Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

                                                                              % OF       MARKET VALUE
  SHARES      COUNTRY                  EQUITY INVESTMENTS                  NET ASSETS      (NOTE 1)
------------------------------------------------------------------------------------------------------
TELEMEDIA/SERVICES SECTOR                                                      17.8%
                        BUSINESS SERVICES                                       2.4%
    233,300     US      Fiserv Inc. *                                                    $  7,305,206
    383,200     US      Sybron International Corp. Wisconsin *                             10,561,950
     91,000     US      Waste Management Inc.                                               4,891,250
                                                                                        --------------
                                                                                           22,758,406
                                                                                        --------------
                        COMMUNICATION SERVICES                                 12.7%
    698,500     US      Cincinnati Bell Inc.                                               17,418,844
    291,500     US      Frontier Corp.                                                     17,198,500
    174,000     US      Global TeleSystems Group Inc. *                                    14,094,000
    195,000     US      ICG Communications Inc. *                                           4,168,125
    382,500     US      Intermedia Communications of Florida Inc. *                        11,475,000
    170,000     US      McLeodUSA Inc. *                                                    9,350,000
    330,000     US      Nextel Communications Inc. *                                       16,561,875
    504,000     US      VoiceStream Wireless Corp. *                                       14,332,500
    123,500     US      Western Wireless Corp. Class A                                      3,334,500
    264,700     US      WinStar Communications Inc. *                                      12,904,125
                                                                                        --------------
                                                                                          120,837,469
                                                                                        --------------
                        MEDIA                                                   2.7%
    175,000     US      Acxiom Corp. *                                                      4,364,063
    187,500     US      SFX Entertainment Inc. Class A                                     12,000,000
    201,000     US      Young & Rubicam Inc.                                                9,132,937
                                                                                        --------------
                                                                                           25,497,000
                                                                                        --------------

TOTAL EQUITY INVESTMENTS (COST $768,174,246)                                   96.7%      916,859,345
                                                                                        --------------
SHORT-TERM INVESTMENTS
                        MONEY MARKET FUNDS                                      2.3%
 11,028,653     US      SSgA Money Market Fund                                             11,028,653
 11,028,653     US      SSgA U.S. Government Money Market Fund                             11,028,653
                                                                                        --------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,057,306)                                 2.3%       22,057,306
                                                                                        --------------

TOTAL INVESTMENTS (COST $790,231,552)**                                        99.0%      938,916,651

                        OTHER ASSETS LESS LIABILITIES                           1.0%        9,211,535
                                                                                        --------------
                        NET ASSETS                                            100.0%     $948,128,186
                                                                                        --------------
                                                                                        --------------

--------------------------------
*  Non-income producing security

ADR  American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Growth Equity Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

Tax Information:

** For Federal income tax purposes, cost is $818,159,634 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation   $ 163,752,975
Unrealized depreciation     (42,995,958)
                          -------------
Net unrealized
appreciation              $ 120,757,017
                          -------------
                          -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at June 30, 1999 categorized by country:

                                                                 % OF NET ASSETS
                                                    ------------------------------------------
                                          COUNTRY                    SHORT-TERM
COUNTRY                                    CODE       EQUITIES        AND OTHER       TOTAL
----------------------------------------------------------------------------------------------
France                                      FR             1.7%                           1.7%
Netherlands                                 NL             1.6%                           1.6%
United States                               US            93.4%            3.3%          96.7%
                                                           ---             ---      ----------
  Total                                                   96.7%            3.3%         100.0%
                                                           ---             ---      ----------
                                                           ---             ---      ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Management's Performance Review

        Despite the strong absolute returns of small cap companies during the first half of 1999, they continued to lag their large cap counterparts, though not as substantially as in years past. For the six months ended June 30, 1999, the Dresdner RCM Small Cap Fund returned -4.27%, underperforming its Russell 2000 benchmark, which returned 9.28%.

MARKET REVIEW

        The first six months of 1999 proved to be extremely volatile for U.S. small cap companies, allowing only a very narrow universe of small cap companies to outperform their relative benchmark. From the first trading day in 1999 through April 23, 1999, companies in the Russell 2000 Index with negative earnings appreciated an average of 24.2%. Conversely, companies in the Index with positive earnings had an average return of -1.1% for the same period.(1)

        While the broad small cap asset class was out of favor among investors, a narrow universe of small cap stocks underwent periods of dramatic price advances and declines, largely driven by speculative momentum. The market capitalization of many Internet stocks passed through the small cap sector, sometimes within hours or days, on the way to becoming mid and large cap issues. Issues with ".com" in their names were fuels for speculative fires; even without historical or foreseeable earnings, these stocks often rose precipitously. In fact, in December 1998, the Russell 2000 growth benchmark contained a 4% Internet sector-related weighting. By the end of the first quarter 1999, Internet related stocks comprised approximately 10% of the overall market capitalization in the Russell 2000 growth index. Similarly, 14 of the 20 best performing stocks in the Russell 2000 Index were Internet or Internet-related companies.(2) In short, the broad small cap universe languished while just a handful of stocks drove the performance of the benchmark index.

FACTORS AFFECTING PERFORMANCE

        On an absolute basis, the Dresdner RCM Small Cap Fund performed very well in the second quarter of 1999, however the overall performance for the first half of the year was hurt by its non-participation in the narrow rally as described above. There are two principal motivations for this non-participation. First, Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager of the Fund, is committed to buying the stock of quality companies with solid earnings, reasonable valuations, and excellent management. Despite being extremely frustrated by the market's preference towards more speculative companies, Dresdner RCM continues to implement its growth-at-a-reasonable price philosophy, which has been consistent since the firm's inception in 1970. Second, the market capitalization of many of the Internet stocks in the Russell 2000 Index exceeded the Fund's definition of a small cap stock. Upon the rebalancing of the Russell 2000 on June 30th, many of the companies with market caps incompatible with the Fund were removed.

        Putting speculation and momentum-driven investments aside, the Internet does hold tremendous investment potential. Although the Fund's participation in this industry is somewhat minor, Dresdner RCM initiated and added to positions in Internet infrastructure and connectivity companies, instead of making pure Internet stock plays. These are the companies expending capital today for rich returns in the future. For example, the Dresdner RCM Small Cap Fund owns such companies as Pegasus Systems. Leveraging the popularity of on-line airline and hotel reservations, Pegasus Systems routes Internet traffic from the most popular travel Web sites to reservation systems like SABRE.

        Dresdner RCM continues to be bullish on business services stocks. The business services industry allows client companies to outsource important, but tangential, business services. This industry provides value by allowing client companies to focus on their core competencies. The Fund owns stock in many business service companies, such as Choicepoint, which specialized in performing background checks, and G&K Services, which is a leading supplier of uniforms.

        Another sector the Fund favors is electronics/ new technologies including holdings in Artysen Technologies, Cypress Semiconductors, and Hadco Corporation. These companies are all providing the products and services that allow technology to advance.

--------------------------
(1) Morgan Stanley Dean Witter "U.S. Investment Research" report, April 30,
1999.
(2) Ibid

 Dresdner RCM Small Cap Fund
 Management's Performance Review

OUTLOOK

        Moving forward, the outlook for small caps appears to be improving. Dresdner RCM is encouraged by the signs of a rebound in performance with early indications about the second quarter 1999 earnings reports for companies in the Fund coming in above or at Dresdner RCM's own earnings growth projections. The character of the market has reverted back to more traditional merits of valuations, rewarding companies with strong earnings growth and reasonable multiples. In Dresdner RCM's view the market is starting to rationalize the extremes in valuation and performance between a very narrow set of early-stage investments (often with little or no positive cash flow attributes) and the rest of the small cap market.

        With favorable macro-economic trends, including a benign interest rate environment and robust GDP growth absent rising inflation, the small cap market seems ready once again to provide attractive returns for investors. Dresdner RCM is positive on the earnings prospects for many of the Fund's technology holdings and is maintaining overweight positions in various technology sectors. Dresdner RCM is beginning to focus on areas of technology, which may benefit beyond 1999 from the significant capital investment currently diverted to remedy Y2K systems issues. By continuing to seek out firms with tangible assets, and realistic and consistent top-line growth of greater than 20%, the Dresdner RCM believes that the Small Cap Fund is well positioned for the future.

 Dresdner RCM Small Cap Fund
 Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Fund    Russell 2000 Index (a)
12/31/1991        $10,000                   $10,000
1/1/1992          $10,000                   $10,000
1/31/1992         $10,786                   $10,811
2/28/1992         $11,118                   $11,127
3/31/1992         $10,850                   $10,751
4/30/1992         $10,613                   $10,373
5/31/1992         $10,703                   $10,511
6/30/1992         $10,165                   $10,017
7/31/1992         $10,530                   $10,366
8/31/1992         $10,336                   $10,072
9/30/1992         $10,603                   $10,304
10/31/1992        $11,002                   $10,630
11/30/1992        $11,807                   $11,444
12/31/1992        $12,214                   $11,842
1/31/1993         $12,212                   $12,242
2/28/1993         $11,792                   $11,960
3/31/1993         $12,082                   $12,348
4/30/1993         $11,636                   $12,008
5/31/1993         $12,102                   $12,539
6/30/1993         $12,134                   $12,617
7/31/1993         $12,126                   $12,791
8/31/1993         $12,580                   $13,344
9/30/1993         $13,037                   $13,720
10/31/1993        $13,186                   $14,074
11/30/1993        $12,728                   $13,615
12/31/1993        $13,337                   $14,080
1/31/1994         $13,592                   $14,522
2/28/1994         $13,431                   $14,469
3/31/1994         $12,712                   $13,707
4/30/1994         $12,637                   $13,788
5/31/1994         $12,411                   $13,633
6/30/1994         $11,990                   $13,173
7/31/1994         $12,173                   $13,390
8/31/1994         $13,095                   $14,136
9/30/1994         $13,073                   $14,088
10/31/1994        $13,240                   $14,031
11/30/1994        $12,765                   $13,464
12/31/1994        $13,049                   $13,824
1/31/1995         $12,958                   $13,649
2/28/1995         $13,392                   $14,217
3/31/1995         $13,900                   $14,461
4/30/1995         $14,064                   $14,782
5/31/1995         $14,030                   $15,037
6/30/1995         $14,728                   $15,817
7/31/1995         $15,706                   $16,728
8/31/1995         $16,245                   $17,074
9/30/1995         $16,900                   $17,380
10/31/1995        $16,330                   $16,602
11/30/1995        $16,882                   $17,300
12/31/1995        $17,496                   $17,756
1/31/1996         $17,973                   $17,737
2/28/1996         $18,914                   $18,290
3/31/1996         $19,374                   $18,662
4/30/1996         $20,684                   $19,660
5/31/1996         $21,660                   $20,435
6/30/1996         $20,993                   $19,596
7/31/1996         $18,958                   $17,884
8/31/1996         $20,592                   $18,923
9/30/1996         $22,457                   $19,662
10/31/1996        $22,226                   $19,359
11/30/1996        $22,488                   $20,157
12/31/1996        $23,514                   $20,685
1/31/1997         $23,754                   $21,098
2/28/1997         $22,335                   $20,587
3/31/1997         $20,877                   $19,615
4/30/1997         $20,357                   $19,670
5/31/1997         $23,953                   $21,858
6/30/1997         $25,312                   $22,795
7/31/1997         $26,750                   $23,856
8/31/1997         $27,350                   $24,403
9/30/1997         $29,867                   $26,189
10/31/1997        $28,508                   $25,039
11/30/1997        $28,329                   $24,877
12/31/1997        $28,098                   $25,312
1/31/1998         $27,929                   $24,912
2/28/1998         $30,435                   $26,753
3/31/1998         $31,520                   $27,855
4/30/1998         $31,496                   $28,009
5/31/1998         $29,688                   $26,499
6/30/1998         $30,700                   $26,555
7/31/1998         $28,339                   $24,404
8/31/1998         $20,989                   $19,664
9/30/1998         $22,531                   $21,204
10/31/1998        $24,290                   $22,069
11/30/1998        $26,483                   $23,226
12/31/1998        $28,411                   $24,663
1/31/1999         $27,925                   $24,991
2/28/1999         $24,283                   $22,967
3/31/1999         $24,010                   $23,325
4/30/1999         $24,738                   $25,415
5/31/1999         $25,861                   $25,786
6/30/1999         $27,197                   $26,952

PERFORMANCE(B)
JUNE 30, 1999

                                                                                           CUMULATIVE
                                                                               SINCE         SINCE
                      YTD(D)       1 YEAR       5 YEAR         10 YEAR       INCEPTION     INCEPTION
Average Annual
Total Return(c)         -4.27%      -11.41%        9.01%         17.80%         14.27%        171.97%

        The data above represents past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------
(a) The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.

(c) The Fund began operations on January 3, 1992.

(d) Unannualized.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 June 30, 1999 (Unaudited)

                                                                             % OF       MARKET VALUE
 SHARES     COUNTRY                  EQUITY INVESTMENTS                   NET ASSETS      (NOTE 1)
-----------------------------------------------------------------------------------------------------

CONSUMER DURABLES SECTOR                                                       4.0%
                      AUTOMOTIVE RELATED                                       3.4%
  235,000     US      Dura Automotive Systems Inc. *                                    $  7,813,750
  403,000     US      Keystone Automotive Industries Inc. *                                7,002,125
                                                                                       --------------
                                                                                          14,815,875
                                                                                       --------------
                      CONSUMER DURABLES                                        0.6%
  100,000     US      Furniture Brands International Inc. *                                2,787,500
CONSUMER NON-DURABLES SECTOR                                                  12.5%
                      FOOD/FOOD PROCESSING                                     0.4%
  335,057     US      Omega Protein Corp. *                                                1,759,049
                      HOUSEHOLD/RELATED NON-DURABLES                           3.8%
  532,925     US      French Fragrances Inc. *                                             3,897,014
  167,900     US      Ocular Sciences Inc. *                                               2,917,263
  202,700     US      Scotts Co. *                                                         9,653,587
                                                                                       --------------
                                                                                          16,467,864
                                                                                       --------------
                      LEISURE TIME PRODUCTS/SERVICES                           2.4%
  260,000     US      Dave & Buster's Inc. *                                               7,540,000
   62,000     US      Papa John's International Inc. *                                     2,770,625
                                                                                       --------------
                                                                                          10,310,625
                                                                                       --------------
                      RETAIL TRADE                                             5.9%
  446,200     US      CSK Auto Corp. *                                                    12,047,400
   83,100     US      Electronics Boutique Holdings Corp. *                                1,184,175
  142,300     US      Pantry Inc. *                                                        2,294,588
  178,800     US      Petsmart Inc. *                                                      1,832,700
  136,000     US      Regis Corp.                                                          2,609,500
  172,000     US      Select Comfort Corp. *                                               1,537,250
  346,700     US      Trans World Entertainment Corp. *                                    3,900,375
                                                                                       --------------
                                                                                          25,405,988
                                                                                       --------------
CYCLICAL/CAPITAL GOODS SECTOR                                                  9.7%
                      BUILDING/CONSTRUCTION                                    3.3%
  250,000     US      Comfort Systems USA Inc. *                                           4,500,000
  347,300     US      Integrated Electrical Services *                                     5,600,212
  200,800     US      NCI Building Systems Inc. *                                          4,292,100
                                                                                       --------------
                                                                                          14,392,312
                                                                                       --------------
                      INDUSTRIAL EQUIPMENT                                     1.5%
  356,668     US      Tokheim Corp. *                                                      4,079,390
  110,000     US      US Liquids Inc. *                                                    2,296,250
                                                                                       --------------
                                                                                           6,375,640
                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

                                                                             % OF       MARKET VALUE
 SHARES     COUNTRY                  EQUITY INVESTMENTS                   NET ASSETS      (NOTE 1)
-----------------------------------------------------------------------------------------------------
                      RAW/BASIC MATERIALS                                      1.4%
  300,000     US      Metals USA Inc. *                                                 $  3,825,000
  165,500     US      Oregon Steel Mills Inc.                                              2,203,219
                                                                                       --------------
                                                                                           6,028,219
                                                                                       --------------
                      TRANSPORTATION SERVICES                                  3.5%
  175,000     US      Covenant Transport Inc. (Class A) *                                  2,756,250
  150,000     US      Knight Transportation Inc. *                                         3,206,250
  210,000     US      Mark VII Inc. *                                                      3,491,250
  258,400     US      Swift Transportation Co. Inc. *                                      5,684,800
                                                                                       --------------
                                                                                          15,138,550
                                                                                       --------------
HEALTH CARE SECTOR                                                             9.0%
                      DRUGS AND HOSPITAL SUPPLIES                              1.7%
  167,600     US      Bone Care International Inc. *                                       1,655,050
  270,000     US      CIMA Labs Inc. *                                                     1,248,750
  592,000     US      Heska Corp. *                                                        1,369,000
   60,500     US      Inhale Therapeutic Systems *                                         1,440,656
  386,296     US      Sicor Inc. *                                                         1,641,758
                                                                                       --------------
                                                                                           7,355,214
                                                                                       --------------
                      HEALTH CARE SERVICES                                     7.3%
  335,000     US      American Retirement Corp. *                                          4,187,500
  200,000     US      Centennial Healthcare Corp. *                                        1,056,250
  186,000     US      IMPATH Inc. *                                                        5,022,000
  155,000     US      Kendle International Inc. *                                          2,480,000
  219,400     US      Pharmaceutical Product Development Inc. *                            6,006,075
   74,700     US      Province Healthcare Co. *                                            1,456,650
  289,700     US      Renal Care Group Inc. *                                              7,495,987
   29,300     US      Sunrise Assisted Living Inc. *                                       1,021,838
  225,000     US      Veterinary Centers of America Inc. *                                 3,051,563
                                                                                       --------------
                                                                                          31,777,863
                                                                                       --------------
INTEREST-SENSITIVE SECTOR                                                      3.4%
                      GENERAL FINANCE                                          3.4%
  207,400     US      Affiliated Managers Group Inc. *                                     6,260,888
  163,500     US      Federated Investors Inc. (Class B)                                   2,932,781
  907,500     US      UniCapital Corp. *                                                   5,728,594
                                                                                       --------------
                                                                                          14,922,263
                                                                                       --------------
TECHNOLOGY SECTOR                                                             32.2%
                      COMPUTERS/OFFICE EQUIPMENT                               8.4%
  424,200     US      Black Box Corp. *                                                   21,263,025
  449,000     US      Micros Systems Inc. *                                               15,266,000
                                                                                       --------------
                                                                                          36,529,025
                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

                                                                             % OF       MARKET VALUE
 SHARES     COUNTRY                  EQUITY INVESTMENTS                   NET ASSETS      (NOTE 1)
-----------------------------------------------------------------------------------------------------
                      ELECTRONICS/NEW TECHNOLOGY                              16.5%
  195,000     US      Actel Corp. *                                                     $  2,876,250
  935,500     US      Artesyn Technologies Inc. *                                         20,756,406
  150,000     US      Burr-Brown Corp. *                                                   5,493,750
1,343,900     US      Cypress Semiconductor Corp. *                                       22,174,350
   38,400     US      Emulex Corp. *                                                       4,269,600
  400,000     US      Hadco Corp. *                                                       15,900,000
                                                                                       --------------
                                                                                          71,470,356
                                                                                       --------------
                      TECHNOLOGY SERVICES                                      7.3%
  129,600     US      Aspect Development Inc. *                                            2,397,600
  113,300     US      BindView Development Corp. *                                         2,690,875
  219,400     US      High Speed Access Corp. *                                            5,622,125
   26,000     US      MapQuest.com Inc. *                                                    424,125
  117,300     US      Pegasus Systems Inc. *                                               4,391,419
  711,800     US      Renaissance Worldwide Inc. *                                         5,672,156
  188,000     US      SoftNet Systems Inc. *                                               5,240,500
  465,700     US      Technology Solutions Co. *                                           5,035,381
                                                                                       --------------
                                                                                          31,474,181
                                                                                       --------------
TELEMEDIA/SERVICES SECTOR                                                     26.2%
                      BUSINESS SERVICES                                       18.6%
   75,900     US      Choicepoint Inc. *                                                   5,094,787
   58,000     US      Consolidated Graphics Inc. *                                         2,900,000
  313,865     US      FYI Inc. *                                                           9,847,514
   85,000     US      G & K Services Inc. Class A                                          4,451,875
  270,000     US      INSpire Insurance Solutions Inc. *                                   3,915,000
  180,000     US      Iron Mountain Inc. *                                                 5,152,500
  169,600     US      Lason Holdings Inc. *                                                8,416,400
  414,000     US      Modis Professional Services Inc. *                                   5,692,500
  104,000     US      NCO Group Inc. *                                                     3,952,000
  690,000     US      Personnel Group of America Inc. *                                    6,900,000
  834,300     US      Romac International Inc. *                                           7,404,412
  277,900     US      School Specialty Inc. *                                              4,463,769
   94,000     US      The Metzler Group Inc. *                                             2,596,750
  138,965     US      Vestcom International Inc. *                                           486,378
  252,000     US      Wackenhut Corrections Corp. *                                        4,992,750
  327,000     US      Wilmar Industries Inc. *                                             4,251,000
                                                                                       --------------
                                                                                          80,517,635
                                                                                       --------------
                      COMMUNICATION SERVICES                                   3.1%
  310,000     US      ICG Communications Inc. *                                            6,626,250
   92,000     US      Intermedia Communications of Florida Inc. *                          2,760,000
  120,800     US      Sykes Enterprises Inc. *                                             4,031,700
                                                                                       --------------
                                                                                          13,417,950
                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments (cont.)
 June 30, 1999 (Unaudited)

                                                                             % OF       MARKET VALUE
 SHARES     COUNTRY                  EQUITY INVESTMENTS                   NET ASSETS      (NOTE 1)
-----------------------------------------------------------------------------------------------------
                      MEDIA                                                    4.5%
  110,000     US      Bright Horizons Family Solutions *                                $  2,076,250
  123,500     US      Education Management Corp. *                                         2,562,625
   88,350     US      Scholastic Corp. *                                                   4,472,719
  145,000     US      SFX Entertainment Inc. Class A                                       9,280,000
   35,000     US      Sportsline USA Inc. *                                                1,255,625
                                                                                       --------------
                                                                                          19,647,219
                                                                                       --------------

TOTAL EQUITY INVESTMENTS (COST $410,961,983)                                  97.0%      420,593,328
                                                                                       --------------
SHORT-TERM INVESTMENTS
                      MONEY MARKET FUNDS                                       2.3%
7,634,564     US      SSgA Money Market Fund                                               7,634,564
2,202,837     US      SSgA U.S. Government Money Market Fund                               2,202,838
                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,837,402)                                 2.3%        9,837,402
                                                                                       --------------

TOTAL INVESTMENTS (COST $420,799,385)**                                       99.3%      430,430,730

                      OTHER ASSETS LESS LIABILITIES                            0.7%        3,084,898
                                                                                       --------------
                      NET ASSETS                                             100.0%     $433,515,628
                                                                                       --------------
                                                                                       --------------

--------------------------------
*  Non-income producing security

Tax Information:

** For Federal income tax purposes, cost is $427,597,161 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation   $ 64,733,813
Unrealized depreciation    (61,900,244)
                          ------------
Net unrealized
appreciation              $  2,833,569
                          ------------
                          ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Statements of Assets and Liabilities
 June 30, 1999 (Unaudited)

                                                                                     GROWTH EQUITY     SMALL CAP
                                                                                          FUND           FUND
                                                                                     --------------  -------------
ASSETS:
  Investments at cost                                                                 $790,231,552   $ 420,799,385
                                                                                     --------------  -------------
                                                                                     --------------  -------------
  Investments at value (Note1)                                                        $938,916,651   $ 430,430,730
  Receivables:
    Investments sold                                                                    21,208,950       7,554,630
    Fund shares sold                                                                    12,250,000              --
    Dividends                                                                              455,928          54,126
    Interest                                                                                71,013          26,034
  Prepaid expense                                                                           10,073          14,463
                                                                                     --------------  -------------
      Total Assets                                                                     972,912,615     438,079,983
                                                                                     --------------  -------------
LIABILITIES:
  Payables:
    Investments purchased                                                               23,503,522       1,151,818
    Fund shares repurchased                                                                700,329       3,044,000
    Management fees (Note 2)                                                               580,578         368,537
                                                                                     --------------  -------------
      Total Liabilities                                                                 24,784,429       4,564,355
                                                                                     --------------  -------------
NET ASSETS                                                                            $948,128,186   $ 433,515,628
                                                                                     --------------  -------------
                                                                                     --------------  -------------
NET ASSETS CONSIST OF:
  Paid-in capital (Note 3)                                                            $678,172,313   $ 438,418,677
  Accumulated net investment loss                                                         (830,068)     (1,609,044)
  Accumulated net realized gain (loss) on investments and foreign currency
   transactions                                                                        122,100,842     (12,925,350)
  Net unrealized appreciation on investments and foreign currency transactions         148,685,099       9,631,345
                                                                                     --------------  -------------
NET ASSETS                                                                            $948,128,186   $ 433,515,628
                                                                                     --------------  -------------
                                                                                     --------------  -------------
SHARES OUTSTANDING                                                                     138,714,461      48,358,884
                                                                                     --------------  -------------
                                                                                     --------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $       6.84   $        8.96
                                                                                     --------------  -------------
                                                                                     --------------  -------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Statements of Operations
 For the Six Months Ended June 30, 1999 (Unaudited)

                                                                                          GROWTH EQUITY    SMALL CAP
                                                                                               FUND           FUND
                                                                                          --------------  ------------
INVESTMENT INCOME: (NOTE 1)
  Income:
    Dividends                                                                              $  2,337,647   $    472,919
    Interest                                                                                    344,987        273,544
                                                                                          --------------  ------------
      Total investment income                                                                 2,682,634        746,463
                                                                                          --------------  ------------
  Expenses:
    Investment management fees (Note 2)                                                       3,464,986      2,330,566
    Custodian fees                                                                               46,882         24,107
    Miscellaneous expenses                                                                          834            834
                                                                                          --------------  ------------
      Total expenses                                                                          3,512,702      2,355,507
                                                                                          --------------  ------------
        Net investment loss                                                                    (830,068)    (1,609,044)
                                                                                          --------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments and foreign currency transactions                 122,231,599    (15,099,517)
  Net change in unrealized appreciation (depreciation) on investments and foreign
   currency transactions                                                                     15,817,339    (15,163,908)
                                                                                          --------------  ------------
  Net realized and unrealized gain (loss) during the period                                 138,048,938    (30,263,425)
                                                                                          --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                      $137,218,870   $(31,872,469)
                                                                                          --------------  ------------
                                                                                          --------------  ------------

    The accompanying notes are an integral part of the financial statements.

 DRESDNER RCM CAPITAL FUNDS, INC.
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                     GROWTH EQUITY FUND                   SMALL CAP FUND
                                                              ---------------------------------  --------------------------------
                                                                (UNAUDITED)        YEAR ENDED      (UNAUDITED)       YEAR ENDED
                                                              SIX MONTHS ENDED    DECEMBER 31,   SIX MONTHS ENDED   DECEMBER 31,
                                                               JUNE 30, 1999          1998        JUNE 30, 1999         1998
                                                              ----------------   --------------  ----------------   -------------
OPERATIONS:
  Net investment loss                                          $      (830,068)  $     (136,697)  $  (1,609,044)    $  (3,562,858)
  Net realized gain (loss) on investments and foreign
   currency transactions                                           122,231,599      115,270,332     (15,099,517)       87,203,805
  Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions                    15,817,339       27,337,242     (15,163,908)      (65,282,583)
                                                              ----------------   --------------  ----------------   -------------
  Net increase (decrease) in net assets from operations            137,218,870      142,470,877     (31,872,469)       18,358,364
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments (Note 1)                                 --     (158,525,243)             --      (102,478,286)
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           (164,353,461)      30,492,105     (92,576,783)      (19,325,834)
                                                              ----------------   --------------  ----------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (27,134,591)      14,437,739    (124,449,252)     (103,445,756)
NET ASSETS:
  Beginning of period                                              975,262,777      960,825,038     557,964,880       661,410,636
                                                              ----------------   --------------  ----------------   -------------
  End of period                                                $   948,128,186   $  975,262,777   $ 433,515,628     $ 557,964,880
                                                              ----------------   --------------  ----------------   -------------
                                                              ----------------   --------------  ----------------   -------------
End of period net assets include net investment loss of:       $      (830,068)              --   $  (1,609,044)               --
                                                              ----------------   --------------  ----------------   -------------
                                                              ----------------   --------------  ----------------   -------------
FUND SHARE TRANSACTIONS:
  DOLLAR ACTIVITY
  Sold                                                         $    80,937,243   $  127,963,744   $  35,681,253     $ 111,486,975
  Issued to shareholders in reinvestment of distributions                   --      156,239,035              --       100,547,419
  Repurchased                                                     (245,290,704)    (253,710,674)   (128,258,036)     (231,360,228)
                                                              ----------------   --------------  ----------------   -------------
      Net increase (decrease)                                  $  (164,353,461)  $   30,492,105   $ (92,576,783)    $ (19,325,834)
                                                              ----------------   --------------  ----------------   -------------
                                                              ----------------   --------------  ----------------   -------------
TRANSACTIONS IN FUND SHARES:
  SHARE AMOUNTS
  Sold                                                              12,631,200       21,101,977       4,170,331        10,548,412
  Issued to shareholders in reinvestment of distributions                   --       29,534,789              --        11,705,171
  Repurchased                                                      (39,938,570)     (38,770,342)    (15,418,152)      (19,362,057)
                                                              ----------------   --------------  ----------------   -------------
      Net increase (decrease) in fund shares                       (27,307,370)      11,866,424     (11,247,821)        2,891,526
                                                              ----------------   --------------  ----------------   -------------
                                                              ----------------   --------------  ----------------   -------------
PURCHASES AND SALES OF INVESTMENT SECURITIES (EXCLUDING
  SHORT-TERM SECURITIES):
  Purchases of securities                                      $   925,821,589   $1,517,507,845   $ 242,932,394     $ 738,646,439
  Proceeds from sales of securities                              1,051,506,678    1,686,060,991     302,191,502       866,195,243

    The accompanying notes are an integral part of the financial statements.

  Dresdner RCM Capital Funds, Inc.
  Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                         (UNAUDITED)                     YEAR ENDED DECEMBER 31
                                                      FOR THE SIX MONTHS     -----------------------------------------------
DRESDNER RCM GROWTH EQUITY FUND                     ENDED JUNE 30, 1999(2)   1998(2)   1997(2)   1996(1)(2)    1995    1994
                                                    ----------------------   -------   -------   ----------   ------  ------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $ 5.87           $  6.23   $  6.40     $ 9.13     $ 7.89  $10.42
                                                           -------           -------   -------   ----------   ------  ------
  Income from investment operations:
    Net investment income (loss)                             (0.01)               --     (0.01)     (0.01)      0.02    0.03
    Net realized and unrealized gain on
     investments                                              0.98              0.81      1.08       1.59       2.66    0.01
                                                           -------           -------   -------   ----------   ------  ------
  Total from investment operations                            0.97              0.81      1.07       1.58       2.68    0.04
  Less distributions:
    From net investment income                                  --                --        --         --      (0.02)  (0.03)
    From net realized gain on investments                       --             (1.17)    (1.24)     (4.31)     (1.42)  (2.54)
                                                           -------           -------   -------   ----------   ------  ------
      Total distributions                                       --             (1.17)    (1.24)     (4.31)     (1.44)  (2.57)
                                                           -------           -------   -------   ----------   ------  ------
NET ASSET VALUE, END OF PERIOD                              $ 6.84           $  5.87   $  6.23     $ 6.40     $ 9.13  $ 7.89
                                                           -------           -------   -------   ----------   ------  ------
                                                           -------           -------   -------   ----------   ------  ------
TOTAL RETURN (3)                                             16.54%            15.06%    17.50%     19.07%     34.53%   0.76%
                                                           -------           -------   -------   ----------   ------  ------
                                                           -------           -------   -------   ----------   ------  ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                     $  948           $   975   $   961     $  896     $1,325  $1,365
                                                           -------           -------   -------   ----------   ------  ------
                                                           -------           -------   -------   ----------   ------  ------
Ratio of expenses to average net assets                       0.76%(4)          0.76%     0.76%      0.84%      0.76%   0.83%
                                                           -------           -------   -------   ----------   ------  ------
                                                           -------           -------   -------   ----------   ------  ------
Ratio of net investment income to average net
 assets                                                      (0.18)%(4)        (0.01)%   (0.17)%    (0.12)%     0.22%   0.22%
                                                           -------           -------   -------   ----------   ------  ------
                                                           -------           -------   -------   ----------   ------  ------
Portfolio turnover                                          103.45%           168.24%   155.10%    115.89%     96.46% 111.06%
                                                           -------           -------   -------   ----------   ------  ------
                                                           -------           -------   -------   ----------   ------  ------

-----------------------------------------
(1) Stock split 25:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.

(2)  Calculated using the average share method.

(3) Total return measures the change in value of an investment over the period indicated.

(4)  Annualized.

                                                         (UNAUDITED)                     YEAR ENDED DECEMBER 31
                                                      FOR THE SIX MONTHS     -----------------------------------------------
DRESDNER RCM SMALL CAP FUND                         ENDED JUNE 30, 1999(2)   1998(2)   1997(2)   1996(1)(2)    1995    1994
                                                    ----------------------   -------   -------   ----------   ------  ------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $ 9.36           $ 11.66   $ 11.77     $11.35     $ 9.42  $10.41
                                                            ------           -------   -------   ----------   ------  ------
  Income from investment operations:
    Net investment loss                                      (0.03)            (0.07)    (0.08)     (0.08)     (0.04)  (0.04)
    Net realized and unrealized gain (loss) on
     investments                                             (0.37)               --(3)    2.29      3.82       3.21   (0.20)
                                                            ------           -------   -------   ----------   ------  ------
  Total from investment operations                           (0.40)            (0.07)     2.21       3.74       3.17   (0.24)
  Less distributions:
    From net realized gain on investments                       --             (2.23)    (2.32)     (3.32)     (1.24)  (0.75)
                                                            ------           -------   -------   ----------   ------  ------
NET ASSET VALUE, END OF PERIOD                              $ 8.96           $  9.36   $ 11.66     $11.77     $11.35  $ 9.42
                                                            ------           -------   -------   ----------   ------  ------
                                                            ------           -------   -------   ----------   ------  ------
TOTAL RETURN (4)                                             (4.27)%            1.11%    19.49%     34.39%     34.08%  (2.16)%
                                                            ------           -------   -------   ----------   ------  ------
                                                            ------           -------   -------   ----------   ------  ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                     $  434           $   558   $   661     $  569     $  410  $  416
                                                            ------           -------   -------   ----------   ------  ------
                                                            ------           -------   -------   ----------   ------  ------
Ratio of operating expenses to average net assets             1.01%(5)          1.01%     1.02%      1.00%      1.01%   1.11%
                                                            ------           -------   -------   ----------   ------  ------
                                                            ------           -------   -------   ----------   ------  ------
Ratio of net investment income to average net
 assets                                                      (0.69)%(5)        (0.61)%   (0.68)%    (0.58)%    (0.22)%  (0.33)%
                                                            ------           -------   -------   ----------   ------  ------
                                                            ------           -------   -------   ----------   ------  ------
Portfolio turnover                                           54.67%           131.85%   117.64%    117.00%     83.91% 117.71%
                                                            ------           -------   -------   ----------   ------  ------
                                                            ------           -------   -------   ----------   ------  ------

-----------------------------------------
(1) Stock split 12:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.

(2)  Calculated using the average share method.

(3) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(4) Total return measures the change in value of an investments over the period indicated.

(5)  Annualized.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Notes to Financial Statements
 June 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

        Dresdner RCM Capital Funds, Inc. ("Capital Company") is organized as a Maryland corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Capital Company consists of three series: Dresdner RCM Growth Equity Fund ("Growth Fund") and Dresdner RCM Small Cap Fund ("Small Cap Fund") are diversified, no-load series of the Capital Company. These two series are collectively referred to as the "Funds." Dresdner RCM International Growth Equity Fund ("International Fund") is a non-diversified, no load series of the Capital Company. The International Fund's financial statements and financial highlights are included in the semi-annual report of Dresdner RCM Global Funds.

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

A. PORTFOLIO VALUATION:

        Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security is valued at the closing bid price on such day. If no bid price is quoted on such day, then the security is valued by such method as the Board of Directors of the Company or a duly constituted committee of the Board of Directors of the Company determines in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or a similar foreign reporting service are valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company or a duly constituted committee of the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds are valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company or a duly constituted committee of the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES:

        Security transactions are recorded as of the date of purchase or sale. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Each Fund bears expenses incurred specifically on its behalf as well as a portion of any general expenses.

C. FOREIGN CURRENCY TRANSACTIONS AND FOREIGN INVESTMENTS:

        The records of the Funds are maintained in U.S. dollars. Foreign currencies, foreign investments and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign

 Dresdner RCM Capital Funds, Inc.
 Notes to Financial Statements
 June 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) exchange rates prevailing at the end of the period. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency translations. The Funds do not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

D. FEDERAL INCOME TAXES:

        It is the policy of each Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of each Fund to make distributions sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision has been made for Federal income or excise taxes on income and capital gains.

E. DISTRIBUTIONS:

        Dividends and capital gains (if any) are declared and distributed to shareholders annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses as a result of wash sales, foreign currency transactions and/ or investment in passive foreign investment companies.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        Dresdner RCM Global Investors LLC ("Dresdner RCM") serves as the Funds' investment manager and provides various administrative services, subject to the authority of the Board of Directors. The Growth Fund and Small Cap Fund pay investment management fees monthly at annualized rates of 0.75% and 1.00% respectively, of each Fund's average daily net assets.

        The Funds are each responsible for the payment of certain operating expenses, including brokerage and commission expenses; taxes levied on the Funds; interest charges on borrowings (if any); charges and expenses of the custodian; and investment management fees due to Dresdner RCM. Dresdner RCM is responsible for all other expenses incurred by the Growth Fund and the Small Cap Fund.

        On June 30, 1999, the Dresdner RCM Profit Sharing Plan, participation in which is limited to employees of Dresdner RCM, owned 814,749 shares of the Growth Fund and 483,866 shares of the Small Cap Fund.

        At June 30, 1999, six shareholders in the Growth Fund and three shareholders in the Small Cap Fund each held more than 5% of the outstanding shares of the respective Funds. These shareholders, in aggregate, held approximately 62% of the Growth Fund and 41% of the Small Cap Fund.

 Dresdner RCM Capital Funds, Inc.
 Notes to Financial Statements
 June 30, 1999 (Unaudited)

3. CAPITAL SHARES

        At June 30, 1999, there were 1,000,000,000 shares of the Capital Company's common stock authorized, at $0.0001 par value. Of this amount, 300,000,000 were classified as shares of the Growth Fund and 100,000,000 were classified as shares of the Small Cap Fund.

4. INVESTMENTS IN FOREIGN SECURITIES AND CURRENCY

        Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with domestic investments. The Funds' investments in foreign markets will subject the Funds to the risk of foreign currency exchange rate fluctuations, credit risk and adverse economic and political developments.

5. DIRECTORS' FEES

        Each Director who is not an interested person of the Capital Company (as defined in the Investment Company Act of 1940) receives from the Capital Company an annual retainer of $9,000 (the retainer is evenly prorated among each series of the Capital Company), plus $1,500 for each Board meeting attended for each series, and $500 for each committee meeting attended for each series.

        Each Director who is not an interested person of the Capital Company may elect to defer receipt of all or a portion of his or her fees for service as a director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills or shares of the Common Stock of the Capital Company or of the Dresdner RCM Global Funds, Inc., or a combination of these options, and the amount of deferred fees payable to such Director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability.

INVESTMENT MANAGER

Dresdner RCM Global Investors LLC
Four Embarcadero Center
San Francisco, California 94111

TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

Monthly portfolio holdings are available upon request. To obtain information, shareholders should call 1-800-726-7240.

        This report is not authorized for distribution to prospective investors unless precededor accompanied by a Dresdner RCM Capital Funds prospectus, which contains completeinformation about the Funds, including expenses. Investors should read the prospectus carefullybefore they invest or send money, as it explains certain risks associated with investing in theseFunds, including investments in international and emerging markets. These risks include social,economic and political instability, market illiquidity, and currency volatility. There are alsospecial risks associated with investing in stocks of small companies, which tend to be morevolatile and less liquid than stocks of large companies. There are additional risksassociated with investing in Funds that lack industry diversification. Portfolio holdings aresubject to change and should not be considered recommendation to purchase.

DISTRIBUTOR: DRESDNER RCM DISTRIBUTORS, A DIVISION OF FUNDS DISTRIBUTOR INC.